Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
November 30, 2023
CPB-NPRT1-0124
1.9904946.101
Corporate Bonds - 42.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		3,000	2,867
3.375% 8/15/26		16,000	7,240
			10,107
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,778

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		1,000	1,170

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		1,000	1,034

TOTAL INDUSTRIALS			2,204

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		2,000	1,554

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		1,000	1,133
Western Digital Corp. 3% 11/15/28 (b)		1,000	1,144
			2,277
TOTAL INFORMATION TECHNOLOGY			3,831

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27		8,000	4,560

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,000	1,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,000	875

TOTAL UTILITIES			1,875

TOTAL CONVERTIBLE BONDS			24,355
Nonconvertible Bonds - 42.5%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.4%
Altice France SA 5.125% 7/15/29 (b)		5,000	3,575
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,000	4,538
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	4,986
Level 3 Financing, Inc. 3.75% 7/15/29 (b)(c)		11,000	5,280
TELUS Corp. 3.4% 5/13/32		45,000	38,438
Verizon Communications, Inc. 5.05% 5/9/33		95,000	93,489
Virgin Media Finance PLC 5% 7/15/30 (b)		4,000	3,343
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		2,000	1,343
			154,992
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		55,000	47,276

Media - 1.4%
Altice Financing SA 5.75% 8/15/29 (b)		12,000	9,864
Altice France Holding SA 6% 2/15/28 (b)		6,000	2,423
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,900
4.75% 3/1/30(b)		3,000	2,625
4.75% 2/1/32(b)		15,000	12,600
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,000	926
7.5% 6/1/29(b)		1,000	788
9% 9/15/28(b)		5,000	5,050
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,499
DISH DBS Corp. 5.75% 12/1/28 (b)		1,000	741
DISH Network Corp. 11.75% 11/15/27 (b)		3,000	2,978
Magallanes, Inc.:
4.279% 3/15/32		54,000	47,637
5.141% 3/15/52		56,000	44,759
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		3,000	2,704
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,128
Univision Communications, Inc.:
5.125% 2/15/25(b)		5,000	4,938
7.375% 6/30/30(b)		5,000	4,907
8% 8/15/28(b)		5,000	5,054
			161,521
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/31 (b)		9,000	7,169
Rogers Communications, Inc.:
3.2% 3/15/27		25,000	23,304
4.55% 3/15/52		25,000	19,832
			50,305
TOTAL COMMUNICATION SERVICES			414,094

CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		6,000	5,288
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,126
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		2,000	925
			11,339
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		20,000	19,704
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)		9,000	8,984
			28,688
Broadline Retail - 0.1%
Kohl's Corp. 4.25% 7/17/25		2,000	1,924
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,880
Nordstrom, Inc. 4.375% 4/1/30		4,000	3,326
			7,130
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,000	5,843
Sotheby's 7.375% 10/15/27 (b)		5,000	4,585
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,400
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		11,000	10,339
			23,167
Hotels, Restaurants & Leisure - 0.7%
Aramark Services, Inc.:
5% 4/1/25(b)		5,000	4,962
5% 2/1/28(b)		2,000	1,893
Carnival Corp.:
5.75% 3/1/27(b)		1,000	950
6% 5/1/29(b)		15,000	13,801
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		4,000	3,509
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	10,918
Life Time, Inc. 8% 4/15/26 (b)		11,000	11,000
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	5,084
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		3,000	2,886
5.5% 4/1/28(b)		12,000	11,463
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,200
Yum! Brands, Inc. 4.625% 1/31/32		7,000	6,295
			77,961
Household Durables - 0.1%
LGI Homes, Inc. 8.75% 12/15/28 (b)		5,000	5,143
Tempur Sealy International, Inc. 4% 4/15/29 (b)		8,000	6,924
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,000	1,920
			13,987
Specialty Retail - 1.8%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	1,190
Bath & Body Works, Inc.:
6.75% 7/1/36		2,000	1,860
6.95% 3/1/33		4,000	3,741
Carvana Co.:
4.875% 9/1/29(b)		7,000	3,991
12% 12/1/28 pay-in-kind(b)(d)		3,000	2,369
13% 6/1/30 pay-in-kind(b)(d)		1,000	783
14% 6/1/31 pay-in-kind(b)(d)		2,000	1,587
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	4,188
Lowe's Companies, Inc.:
3.75% 4/1/32		50,000	44,739
4.25% 4/1/52		50,000	39,258
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	8,759
The Home Depot, Inc. 3.25% 4/15/32		50,000	44,379
TJX Companies, Inc. 3.875% 4/15/30		40,000	37,407
Upbound Group, Inc. 6.375% 2/15/29 (b)		7,000	6,374
Victoria's Secret & Co. 4.625% 7/15/29 (b)		2,000	1,623
			202,248
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,358
Tapestry, Inc. 3.05% 3/15/32		55,000	41,124
			48,482
TOTAL CONSUMER DISCRETIONARY			413,002

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	5,138

Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		6,000	5,642
4.875% 2/15/30(b)		3,000	2,805
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		55,000	36,269
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000	1,610
Performance Food Group, Inc. 4.25% 8/1/29 (b)		3,000	2,683
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,609
			52,618
Food Products - 0.9%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,827
General Mills, Inc. 2.25% 10/14/31		115,000	92,322
Post Holdings, Inc.:
4.5% 9/15/31(b)		5,000	4,353
4.625% 4/15/30(b)		3,000	2,680
TreeHouse Foods, Inc. 4% 9/1/28		4,000	3,403
			107,585
TOTAL CONSUMER STAPLES			165,341

ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,858
CGG SA 8.75% 4/1/27 (b)		9,000	8,168
Oceaneering International, Inc. 6% 2/1/28		6,000	5,817
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,040
Transocean, Inc.:
8% 2/1/27(b)		1,000	957
8.75% 2/15/30(b)		4,750	4,851
			27,691
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. 7.125% 2/1/26 (b)		13,000	13,079
Centennial Resource Production LLC 5.875% 7/1/29 (b)		4,000	3,820
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,907
7.375% 1/15/31(b)		5,000	4,969
CVR Energy, Inc. 5.75% 2/15/28 (b)		3,000	2,774
Energean PLC 6.5% 4/30/27 (b)		5,000	4,400
Energy Transfer LP 6% 2/1/29 (b)		10,000	9,851
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		4,000	3,725
HF Sinclair Corp. 5% 2/1/28 (f)		5,000	4,592
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,338
Murphy Oil Corp. 6.375% 7/15/28		2,000	1,983
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		3,000	2,546
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		24,000	22,795
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	4,041
Parkland Corp. 4.625% 5/1/30 (b)		3,000	2,678
SM Energy Co. 6.5% 7/15/28		4,000	3,893
Southwestern Energy Co. 5.375% 3/15/30		3,000	2,844
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		12,000	10,937
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		5,000	4,809
7.5% 10/1/25(b)		5,000	5,029
			125,010
TOTAL ENERGY			152,701

FINANCIALS - 11.1%
Banks - 6.3%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	102,004
Bank of America Corp.:
2.456% 10/22/25(d)		130,000	125,862
2.687% 4/22/32(d)		40,000	32,497
5.015% 7/22/33(d)		24,000	22,804
Citigroup, Inc. 2.014% 1/25/26 (d)		130,000	123,893
JPMorgan Chase & Co.:
0.768% 8/9/25(d)		130,000	125,208
2.963% 1/25/33(d)		40,000	33,048
4.912% 7/25/33(d)		13,000	12,364
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (d)	GBP	100,000	109,021
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(d)		15,000	14,842
6.499% 3/9/29(d)		10,000	10,100
UniCredit SpA 5.861% 6/19/32 (b)(d)		2,000	1,883
Western Alliance Bancorp. 3% 6/15/31 (d)		2,000	1,611
			715,137
Capital Markets - 2.5%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		3,000	2,206
Goldman Sachs Group, Inc.:
3.102% 2/24/33(d)		19,000	15,666
3.615% 3/15/28(d)		70,000	65,867
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,323
Morgan Stanley:
0.864% 10/21/25(d)		140,000	133,338
4.889% 7/20/33(d)		31,000	29,038
State Street Corp. 3.031% 11/1/34 (d)		45,000	38,835
			289,273
Consumer Finance - 0.5%
Ally Financial, Inc. 2.2% 11/2/28		55,000	45,050
Ford Motor Credit Co. LLC 4.687% 6/9/25		5,000	4,858
OneMain Finance Corp.:
3.5% 1/15/27		3,000	2,681
3.875% 9/15/28		13,000	11,165
			63,754
Financial Services - 0.2%
Block, Inc. 3.5% 6/1/31		12,000	10,043
GGAM Finance Ltd.:
7.75% 5/15/26(b)		5,000	5,008
8% 6/15/28(b)		5,000	5,057
Gn Bondco LLC 9.5% 10/15/31 (b)		2,000	1,900
			22,008
Insurance - 1.6%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	88,911
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	89,636
			178,547
TOTAL FINANCIALS			1,268,719

HEALTH CARE - 3.6%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		100,000	91,075
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,000	1,969
			93,044
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		2,000	1,592

Health Care Providers & Services - 1.6%
Akumin, Inc. 7.5% 8/1/28 (b)		4,000	2,960
Cano Health, Inc. 6.25% 10/1/28 (b)		4,000	270
Cigna Group 3.4% 3/15/51		55,000	37,631
Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	13,206
5.25% 5/15/30(b)		5,000	3,935
6.875% 4/15/29(b)		10,000	5,900
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		6,000	4,697
Encompass Health Corp. 4.625% 4/1/31		5,000	4,389
Humana, Inc. 3.7% 3/23/29		70,000	65,455
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,000	765
Modivcare, Inc. 5.875% 11/15/25 (b)		3,000	2,921
Owens & Minor, Inc. 6.625% 4/1/30 (b)		3,000	2,810
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,000	3,370
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		6,000	3,929
9.875% 8/15/30(b)		5,000	4,862
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		2,000	1,546
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	19,390
			178,036
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		5,000	4,334

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,778

Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	61,640
Bristol-Myers Squibb Co. 2.95% 3/15/32		25,000	21,534
Jazz Securities DAC 4.375% 1/15/29 (b)		3,000	2,699
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		5,000	3,934
Zoetis, Inc. 2% 5/15/30		50,000	41,367
			131,174
TOTAL HEALTH CARE			409,958

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		11,000	10,369
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,265
TransDigm, Inc. 4.875% 5/1/29		3,000	2,719
			18,353
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		5,000	4,998
Rand Parent LLC 8.5% 2/15/30 (b)		6,000	5,671
			10,669
Building Products - 0.6%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		1,000	983
Carrier Global Corp. 2.493% 2/15/27		70,000	64,113
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	3,140
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		1,000	911
			69,147
Commercial Services & Supplies - 0.5%
APX Group, Inc. 5.75% 7/15/29 (b)		6,000	5,358
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		5,000	5,184
Covanta Holding Corp. 4.875% 12/1/29 (b)		14,000	11,620
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		3,000	2,955
Madison IAQ LLC 5.875% 6/30/29 (b)		5,000	4,195
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,000	2,798
PowerTeam Services LLC 9.033% 12/4/25 (b)		6,000	5,480
Stericycle, Inc.:
3.875% 1/15/29(b)		12,000	10,581
5.375% 7/15/24(b)		7,000	6,971
			55,142
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		6,000	5,833
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		2,000	1,772
Pike Corp. 8.625% 1/31/31 (b)		5,000	5,056
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	4,913
			17,574
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,400
Sensata Technologies BV:
4% 4/15/29(b)		4,000	3,591
5% 10/1/25(b)		5,000	4,919
			11,910
Ground Transportation - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		3,000	2,704
5.75% 7/15/27(b)		3,000	2,831
Uber Technologies, Inc.:
4.5% 8/15/29(b)		32,000	29,443
8% 11/1/26(b)		1,000	1,016
			35,994
Industrial Conglomerates - 0.9%
Honeywell International, Inc. 1.75% 9/1/31		55,000	43,815
Trane Technologies Financing Ltd. 3.8% 3/21/29		60,000	56,567
			100,382
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		2,000	2,135
Otis Worldwide Corp. 2.565% 2/15/30		50,000	42,794
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,000	1,899
			46,828
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		4,000	3,120

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		2,000	1,807

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,000	999
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	924
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		6,000	5,635
			7,558
TOTAL INDUSTRIALS			378,484

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		8,000	5,020
HTA Group Ltd. 7% 12/18/25 (b)		6,000	5,859
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,000	1,745
			12,624
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30		45,000	46,832
TTM Technologies, Inc. 4% 3/1/29 (b)		4,000	3,556
			50,388
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		14,000	12,328
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		2,000	818
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	4,739
			17,885
Semiconductors & Semiconductor Equipment - 0.9%
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,660
Entegris, Inc. 3.625% 5/1/29 (b)		9,000	7,868
Micron Technology, Inc. 2.703% 4/15/32		55,000	44,035
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		50,000	40,497
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,000	904
			102,964
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		4,000	3,710
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,500
Elastic NV 4.125% 7/15/29 (b)		9,000	8,035
Gen Digital, Inc.:
5% 4/15/25(b)		7,000	6,943
7.125% 9/30/30(b)		3,000	3,065
MicroStrategy, Inc. 6.125% 6/15/28 (b)		2,000	1,844
NCR Voyix Corp. 5.125% 4/15/29 (b)		3,000	2,748
Open Text Corp.:
3.875% 2/15/28(b)		3,000	2,730
3.875% 12/1/29(b)		7,000	6,122
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,425
4.125% 12/1/31(b)		2,000	1,708
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000	779
			46,609
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		3,000	2,569
5.75% 12/1/34		2,000	1,834
8.25% 12/15/29(b)		5,000	5,310
			9,713
TOTAL INFORMATION TECHNOLOGY			240,183

MATERIALS - 2.2%
Chemicals - 1.2%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		3,000	2,614
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	63,529
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		3,150	2,312
Methanex Corp.:
5.125% 10/15/27		5,000	4,714
5.65% 12/1/44		15,000	12,091
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,000	789
4.875% 6/1/24(b)		3,000	2,966
5.25% 6/1/27(b)		5,000	4,501
8.5% 11/15/28(b)		5,000	5,165
Nufarm Australia Ltd. 5% 1/27/30 (b)		5,000	4,430
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		9,000	7,383
9.75% 11/15/28(b)		2,000	2,057
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		1,000	886
The Chemours Co. LLC 4.625% 11/15/29 (b)		19,000	15,964
Tronox, Inc. 4.625% 3/15/29 (b)		4,000	3,401
			132,802
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		6,000	5,898
VM Consolidated, Inc. 5.5% 4/15/29 (b)		2,000	1,812
			7,710
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		5,000	3,671
5.25% 8/15/27(b)		7,000	5,140
Ball Corp. 6% 6/15/29		5,000	4,989
Berry Global, Inc. 5.625% 7/15/27 (b)		10,000	9,776
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		2,000	1,924
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,875
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		3,000	2,848
OI European Group BV 4.75% 2/15/30 (b)		3,000	2,700
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		5,000	5,119
			41,042
Metals & Mining - 0.5%
ATI, Inc.:
4.875% 10/1/29		6,000	5,370
7.25% 8/15/30		5,000	5,023
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		3,000	2,584
Constellium NV 3.75% 4/15/29 (b)		3,000	2,628
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,480
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	9,407
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,683
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		2,000	1,885
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,441
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,132
			55,633
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		4,000	3,481
LABL, Inc. 10.5% 7/15/27 (b)		2,000	1,817
Mercer International, Inc. 5.125% 2/1/29		9,000	7,516
			12,814
TOTAL MATERIALS			250,001

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		70,000	52,856
Boston Properties, Inc.:
2.45% 10/1/33		75,000	52,654
6.75% 12/1/27		8,000	8,138
Corporate Office Properties LP 2% 1/15/29		40,000	31,652
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	44,577
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,571
5% 10/15/27		24,000	19,118
Omega Healthcare Investors, Inc. 3.25% 4/15/33		2,000	1,529
Prologis LP 2.875% 11/15/29		65,000	56,916
SBA Communications Corp. 3.125% 2/1/29		1,000	871
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		8,000	7,869
Uniti Group, Inc. 6% 1/15/30 (b)		17,000	11,024
WP Carey, Inc. 2.45% 2/1/32		70,000	54,036
			344,811
Real Estate Management & Development - 1.3%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		800	691
CBRE Group, Inc. 2.5% 4/1/31		55,000	43,982
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,087
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	8,300
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		1,000	673
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,458
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	82,454
			147,645
TOTAL REAL ESTATE			492,456

UTILITIES - 5.8%
Electric Utilities - 2.1%
DPL, Inc. 4.35% 4/15/29		2,000	1,812
Duke Energy Carolinas LLC 3.95% 11/15/28		65,000	61,981
NextEra Energy Partners LP 4.5% 9/15/27 (b)		1,000	923
Northern States Power Co. 2.25% 4/1/31		80,000	65,567
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		45,000	41,657
PG&E Corp.:
5% 7/1/28		2,000	1,903
5.25% 7/1/30		3,000	2,818
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	62,961
			239,622
Independent Power and Renewable Electricity Producers - 1.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		12,000	10,764
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,108
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,600
The AES Corp.:
1.375% 1/15/26		70,000	63,734
2.45% 1/15/31		68,000	54,874
			141,080
Multi-Utilities - 2.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		75,000	67,516
Dominion Energy, Inc. 2.25% 8/15/31		80,000	63,519
NiSource, Inc. 1.7% 2/15/31		120,000	93,163
Puget Energy, Inc. 4.224% 3/15/32		60,000	52,543
			276,741
TOTAL UTILITIES			657,443

TOTAL NONCONVERTIBLE BONDS			4,842,382
TOTAL CORPORATE BONDS (Cost $5,187,636)			4,866,737

U.S. Treasury Obligations - 22.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	36,000	25,456
2.25% 2/15/52	1,170,000	745,414
3.375% 8/15/42	80,000	66,544
3.625% 2/15/53	113,000	96,416
U.S. Treasury Notes:
2.5% 3/31/27	50,000	47,064
3.375% 5/15/33	375,000	346,523
3.5% 2/15/33	715,000	668,190
3.625% 3/31/30	200,000	191,703
3.75% 5/31/30	100,000	96,484
4.125% 8/31/30	115,000	113,324
4.375% 11/30/30	164,000	164,256
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,919,994)		2,561,374

U.S. Government Agency - Mortgage Securities - 32.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.1%
2% 2/1/37 to 8/1/51	169,774	142,753
2.5% 1/1/51 to 1/1/52	193,212	157,033
3% 5/1/52	23,192	19,660
3.5% 6/1/52	98,465	86,438
4% 1/1/51	24,786	22,849
5% 12/1/52	47,544	45,836
TOTAL FANNIE MAE		474,569
Freddie Mac - 1.6%
1.5% 4/1/51	48,029	35,665
2.5% 12/1/51	48,022	39,050
3% 5/1/35 to 5/1/51	68,823	62,032
4.5% 12/1/52	48,123	45,127
TOTAL FREDDIE MAC		181,874
Ginnie Mae - 7.2%
2% 2/20/51	22,179	17,924
2% 12/1/53 (f)	50,000	40,378
2% 12/1/53 (f)	50,000	40,378
2% 12/1/53 (f)	50,000	40,378
2% 12/1/53 (f)	25,000	20,189
2% 1/1/54 (f)	50,000	40,437
2% 1/1/54 (f)	50,000	40,437
2% 1/1/54 (f)	50,000	40,437
2.5% 12/1/53 (f)	50,000	41,780
2.5% 12/1/53 (f)	25,000	20,890
2.5% 12/1/53 (f)	25,000	20,890
2.5% 1/1/54 (f)	50,000	41,831
2.5% 1/1/54 (f)	50,000	41,831
3% 12/1/53 (f)	50,000	43,304
3% 12/1/53 (f)	25,000	21,652
3% 1/1/54 (f)	50,000	43,349
3.5% 12/1/53 (f)	50,000	44,720
3.5% 1/1/54 (f)	50,000	44,763
4.5% 12/1/53 (f)	50,000	47,323
5% 12/1/53 (f)	25,000	24,303
6.5% 12/1/53 (f)	50,000	50,845
6.5% 1/1/54 (f)	50,000	50,804
TOTAL GINNIE MAE		818,843
Uniform Mortgage Backed Securities - 19.7%
2% 12/1/38 (f)	50,000	43,734
2% 12/1/53 (f)	50,000	38,899
2% 12/1/53 (f)	50,000	38,899
2% 12/1/53 (f)	100,000	77,797
2% 12/1/53 (f)	50,000	38,899
2% 12/1/53 (f)	50,000	38,899
2% 12/1/53 (f)	25,000	19,449
2% 12/1/53 (f)	50,000	38,899
2% 12/1/53 (f)	25,000	19,449
2% 12/1/53 (f)	25,000	19,449
2% 12/1/53 (f)	25,000	19,449
2% 12/1/53 (f)	50,000	38,899
2% 12/1/53 (f)	25,000	19,449
2% 12/1/53 (f)	50,000	38,899
2% 1/1/54 (f)	200,000	155,876
2% 1/1/54 (f)	100,000	77,938
2% 1/1/54 (f)	25,000	19,485
2% 1/1/54 (f)	50,000	38,969
2.5% 12/1/53 (f)	100,000	81,102
2.5% 12/1/53 (f)	25,000	20,275
2.5% 12/1/53 (f)	50,000	40,551
2.5% 1/1/54 (f)	100,000	81,234
3% 12/1/53 (f)	100,000	84,422
3% 12/1/53 (f)	50,000	42,211
3% 12/1/53 (f)	50,000	42,211
3% 12/1/53 (f)	100,000	84,422
3% 12/1/53 (f)	75,000	63,316
3% 12/1/53 (f)	50,000	42,211
3% 12/1/53 (f)	25,000	21,105
3% 12/1/53 (f)	25,000	21,105
3% 12/1/53 (f)	75,000	63,316
3% 1/1/54 (f)	200,000	169,070
3% 1/1/54 (f)	100,000	84,535
3% 1/1/54 (f)	25,000	21,134
3% 1/1/54 (f)	50,000	42,268
3.5% 12/1/53 (f)	50,000	43,881
3.5% 1/1/54 (f)	25,000	21,957
4% 12/1/53 (f)	50,000	45,426
4% 12/1/53 (f)	75,000	68,139
4.5% 12/1/53 (f)	25,000	23,428
5.5% 12/1/53 (f)	75,000	73,951
6.5% 12/1/53 (f)	150,000	152,437
6.5% 12/1/53 (f)	25,000	25,406
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,242,450
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,670,147)		3,717,736

Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(d)(e)	250,000	249,547
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(d)(e)	250,000	249,635
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(d)(e)	100,000	98,935
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	48,125	40,779
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(d)(e)	320,000	318,879
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	51,850
TOTAL ASSET-BACKED SECURITIES (Cost $1,011,403)		1,009,625

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0875% 8/15/36 (b)(d)(e) (Cost $121,247)	125,000	117,474

Foreign Government and Government Agency Obligations - 0.4%
		Principal Amount (a)	Value ($)
German Federal Republic 4.75% 7/4/34 (Cost $42,450)	EUR	32,000	42,043

Common Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	12	994
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy, Inc.	57	2,193
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	29	2,137
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10	1,198
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	51	1,876
TOTAL COMMON STOCKS (Cost $8,937)		8,398

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (d)(e)(i)	997	707
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (e)(i)(j)	5,000	4,950
Hotels, Restaurants & Leisure - 0.1%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (d)(e)(i)	4,911	4,695
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (d)(e)(i)	3,000	2,685
		7,380
TOTAL CONSUMER DISCRETIONARY		13,037
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (d)(e)(i)	5,000	4,800
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (d)(e)(i)	2,992	1,237
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (d)(e)(i)	2,000	1,951
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (d)(e)(i)	1,000	910
		2,861
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (d)(e)(i)	2,000	1,703
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (d)(e)(i)	1,000	986
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (d)(e)(i)	4,975	4,975
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (d)(e)(i)	1,000	999
		8,663
TOTAL BANK LOAN OBLIGATIONS (Cost $31,226)		30,598

Preferred Securities - 1.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica Europe BV 2.502% (Reg. S) (d)(k)	EUR	100,000	97,421
CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Danone SA 1% (Reg. S) (d)(k)	EUR	100,000	96,751
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (d)(e)(k)		6,000	5,699
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(k)		5,000	3,519
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (d)		3,000	2,899
TOTAL PREFERRED SECURITIES (Cost $207,917)			206,289

Money Market Funds - 13.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (l) (Cost $1,551,940)	1,551,629	1,551,940

TOTAL INVESTMENT IN SECURITIES - 123.8% (Cost $14,752,897)	14,112,214
NET OTHER ASSETS (LIABILITIES) - (23.8)%	(2,712,439)
NET ASSETS - 100.0%	11,399,775

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2.5% 12/1/53	(50,000)	(41,780)
2.5% 12/1/53	(50,000)	(41,780)
3% 12/1/53	(50,000)	(43,304)
3.5% 12/1/53	(50,000)	(44,720)
6.5% 12/1/53	(25,000)	(25,422)

TOTAL GINNIE MAE		(318,140)

Uniform Mortgage Backed Securities
2% 12/1/53	(200,000)	(155,595)
2% 12/1/53	(100,000)	(77,797)
2% 12/1/53	(25,000)	(19,449)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(25,000)	(19,449)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(25,000)	(19,449)
2.5% 12/1/53	(100,000)	(81,102)
3% 12/1/53	(200,000)	(168,844)
3% 12/1/53	(100,000)	(84,422)
3% 12/1/53	(25,000)	(21,105)
3% 12/1/53	(50,000)	(42,211)
3% 12/1/53	(25,000)	(21,105)
3% 12/1/53	(75,000)	(63,316)
3.5% 12/1/53	(25,000)	(21,940)
4% 12/1/53	(25,000)	(22,713)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(935,194)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,230,476)		(1,253,334)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2024	204,461	607	607
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2024	213,703	991	991

TOTAL PURCHASED					1,598

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Mar 2024	127,409	215	215

TOTAL FUTURES CONTRACTS					1,813
The notional amount of futures purchased as a percentage of Net Assets is 3.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,108	BNP Paribas S.A.	12/08/23	69
EUR	1,000	USD	1,063	BNP Paribas S.A.	12/08/23	26
EUR	1,000	USD	1,059	HSBC Bank	12/08/23	30
EUR	4,000	USD	4,213	JPMorgan Chase Bank, N.A.	12/08/23	141
EUR	1,000	USD	1,088	JPMorgan Chase Bank, N.A.	12/08/23	1
GBP	1,000	USD	1,222	BNP Paribas S.A.	12/08/23	41
GBP	2,000	USD	2,449	Bank of America, N.A.	12/08/23	76
USD	2,143	EUR	2,000	BNP Paribas S.A.	12/08/23	(34)
USD	1,065	EUR	1,000	BNP Paribas S.A.	12/08/23	(24)
USD	1,095	EUR	1,000	BNP Paribas S.A.	12/08/23	6
USD	412,300	EUR	383,000	Bank of America, N.A.	12/08/23	(4,677)
USD	2,096	EUR	2,000	Bank of America, N.A.	12/08/23	(81)
USD	1,069	EUR	1,000	Bank of America, N.A.	12/08/23	(20)
USD	5,454	EUR	5,000	Canadian Imperial Bk. of Comm.	12/08/23	10
USD	4,234	EUR	4,000	JPMorgan Chase Bank, N.A.	12/08/23	(120)
USD	1,065	EUR	1,000	JPMorgan Chase Bank, N.A.	12/08/23	(24)
USD	2,179	EUR	2,000	JPMorgan Chase Bank, N.A.	12/08/23	2
USD	1,229	GBP	1,000	BNP Paribas S.A.	12/08/23	(34)
USD	1,241	GBP	1,000	Canadian Imperial Bk. of Comm.	12/08/23	(21)
USD	108,561	GBP	87,000	Royal Bank of Canada	12/08/23	(1,277)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(5,910)
Unrealized Appreciation						402
Unrealized Depreciation						(6,312)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,249,559 or 19.7% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,701.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,117,825	681,639	247,524	17,454	-	-	1,551,940	0.0%
Total	1,117,825	681,639	247,524	17,454	-	-	1,551,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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